COPELAND DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.2%
	ASSET MANAGEMENT - 4.3%
857	Ameriprise Financial, Inc.	$ 441,193
6,771	Brookfield Asset Management Ltd.	407,343
2,811	Hamilton Lane, Inc., Class A	433,850
		1,282,386
	BANKING - 1.8%
1,766	JPMorgan Chase & Company	532,308

	BIOTECH & PHARMA - 2.8%
616	Eli Lilly & Company	451,269
2,497	Zoetis, Inc.	390,531
		841,800
	CHEMICALS - 1.6%
1,264	Sherwin-Williams Company (The)	462,409

	COMMERCIAL SUPPORT SERVICES - 2.6%
1,567	Cintas Corporation	329,117
2,476	Waste Connections, Inc.	457,590
		786,707
	CONSTRUCTION MATERIALS - 1.3%
1,379	Vulcan Materials Company	401,510

	DATA CENTER REIT - 1.2%
460	Equinix, Inc.	361,647

	E-COMMERCE DISCRETIONARY - 1.4%
4,566	eBay, Inc.	413,725

	ELECTRIC UTILITIES - 1.2%
5,045	NextEra Energy, Inc.	363,492

	ELECTRICAL EQUIPMENT - 3.6%
5,339	Amphenol Corporation, Class A	581,203
3,625	Vertiv Holdings Company	462,369
		1,043,572

COPELAND DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	ENGINEERING & CONSTRUCTION - 1.3%
10,950	Tetra Tech, Inc.	$ 398,799

	GAS & WATER UTILITIES - 1.3%
2,745	American Water Works Company, Inc.	393,935

	HEALTH CARE FACILITIES & SERVICES - 4.8%
1,400	Cencora, Inc.	408,254
3,971	Encompass Health Corporation	483,509
3,260	Ensign Group, Inc. (The)	560,002
		1,451,765
	INDUSTRIAL INTERMEDIATE PRODUCTS - 1.2%
1,007	Valmont Industries, Inc.	369,690

	INDUSTRIAL SUPPORT SERVICES - 1.5%
2,100	WESCO International, Inc.	461,664

	INSTITUTIONAL FINANCIAL SERVICES - 3.5%
3,793	Morgan Stanley	570,770
5,151	Nasdaq, Inc.	488,006
		1,058,776
	INSURANCE - 3.9%
2,163	Allstate Corporation (The)	440,063
3,813	Brown & Brown, Inc.	369,670
815	Kinsale Capital Group, Inc.	372,822
		1,182,555
	INTERNET MEDIA & SERVICES - 4.1%
1,930	Alphabet, Inc., Class A	410,915
73	Booking Holdings, Inc.	408,731
554	Meta Platforms, Inc., Class A	409,240
		1,228,886
	LEISURE FACILITIES & SERVICES - 4.0%
930	Domino's Pizza, Inc.	426,220
1,473	Marriott International, Inc., Class A	394,558

COPELAND DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	LEISURE FACILITIES & SERVICES - 4.0% (Continued)
1,159	Wingstop, Inc.	$ 380,291
		1,201,069
	MACHINERY - 1.0%
1,369	Nordson Corporation	308,148

	MEDICAL EQUIPMENT & DEVICES - 2.7%
1,484	ResMed, Inc.	407,373
1,661	STERIS PLC	407,045
		814,418
	METALS & MINING - 1.3%
2,229	Royal Gold, Inc.	400,284

	OIL & GAS PRODUCERS - 2.7%
1,714	Cheniere Energy, Inc.	414,479
2,675	Diamondback Energy, Inc.	397,933
		812,412
	PUBLISHING & BROADCASTING - 2.9%
6,489	New York Times Company (The), Class A	388,302
2,330	Nexstar Media Group, Inc.	476,555
		864,857
	RESIDENTIAL REIT - 1.3%
6,341	Equity LifeStyle Properties, Inc.	382,299

	RETAIL - CONSUMER STAPLES - 2.7%
825	Casey's General Stores, Inc.	407,979
3,751	PriceSmart, Inc.	402,332
		810,311
	RETAIL - DISCRETIONARY - 2.8%
1,014	Home Depot, Inc. (The)	412,465
2,997	Ross Stores, Inc.	441,038
		853,503
	SEMICONDUCTORS - 8.7%
2,716	Broadcom, Inc.	807,711
3,492	Lam Research Corporation	349,724

COPELAND DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	SEMICONDUCTORS - 8.7% (Continued)
564	Monolithic Power Systems, Inc.	$ 471,369
5,402	Power Integrations, Inc.	243,630
1,797	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	414,873
2,393	Universal Display Corporation	331,646
		2,618,953
	SOFTWARE - 6.5%
8,035	Bentley Systems, Inc., Class B	447,148
732	Intuit, Inc.	488,244
1,253	Microsoft Corporation	634,882
1,463	Salesforce, Inc.	374,894
		1,945,168
	SPECIALTY FINANCE - 1.6%
7,732	Air Lease Corporation	465,544

	STEEL - 1.3%
1,296	Reliance, Inc.	383,175

	TECHNOLOGY HARDWARE - 3.7%
2,675	Apple, Inc.	620,975
1,014	Motorola Solutions, Inc.	479,074
		1,100,049
	TECHNOLOGY SERVICES - 10.3%
1,045	Accenture PLC, Class A	271,669
1,348	Automatic Data Processing, Inc.	409,859
3,176	Booz Allen Hamilton Holding Corporation	345,295
1,839	Broadridge Financial Solutions, Inc.	470,085
752	FactSet Research Systems, Inc.	280,737
2,038	Jack Henry & Associates, Inc.	332,724
752	MSCI, Inc.	426,925
1,588	Visa, Inc., Class A	558,627
		3,095,921
	TRANSPORTATION & LOGISTICS - 1.3%
2,717	JB Hunt Transport Services, Inc.	393,938

COPELAND DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	WHOLESALE - DISCRETIONARY - 1.0%
982	Pool Corporation	$ 305,117

	TOTAL COMMON STOCKS (Cost $21,549,008)	29,790,792

	SHORT-TERM INVESTMENT — 0.9%
	MONEY MARKET FUND - 0.9%
256,741	Northern Institutional Treasury Portfolio, 4.12% (Cost $256,741)(a)	256,741

	TOTAL INVESTMENTS - 100.1% (Cost $21,805,749)	$ 30,047,533
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(16,716)
	NET ASSETS - 100.0%	$ 30,030,817

ADR	- American Depositary Receipt
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Rate disclosed is the seven day effective yield as of August 31, 2025.

COPELAND SMID CAP DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.3%
	AEROSPACE & DEFENSE - 1.3%
35,851	Hexcel Corporation	$ 2,263,991

	ASSET MANAGEMENT - 2.8%
31,709	Cohen & Steers, Inc.	2,342,027
15,814	Hamilton Lane, Inc., Class A	2,440,733
		4,782,760
	BANKING - 3.0%
99,020	Home BancShares, Inc.	2,946,834
35,278	Prosperity Bancshares, Inc.	2,438,768
		5,385,602
	BIOTECH & PHARMA - 1.2%
90,262	Perrigo Company plc	2,142,820

	CHEMICALS - 2.5%
26,195	Cabot Corporation	2,136,464
15,652	Quaker Chemical Corporation	2,270,637
		4,407,101
	COMMERCIAL SUPPORT SERVICES - 2.9%
57,174	GFL Environmental, Inc.	2,860,987
12,246	UniFirst Corporation	2,177,584
		5,038,571
	CONSTRUCTION MATERIALS - 1.6%
7,218	Carlisle Companies, Inc.	2,785,354

	ELECTRICAL EQUIPMENT - 8.9%
29,053	AAON, Inc.	2,409,946
10,153	BWX Technologies, Inc.	1,645,192
57,809	Cognex Corporation	2,540,127
12,895	Littelfuse, Inc.	3,350,509
32,541	nVent Electric PLC	2,941,381
77,854	Sensata Technologies Holding PLC	2,533,369
		15,420,524

COPELAND SMID CAP DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	ENGINEERING & CONSTRUCTION - 1.4%
66,500	Tetra Tech, Inc.	$ 2,421,930

	FORESTRY, PAPER & WOOD PRODUCTS - 1.1%
18,490	UFP Industries, Inc.	1,866,935

	GAS & WATER UTILITIES - 2.7%
54,092	Brookfield Infrastructure Corporation, Class A	2,175,580
20,599	Chesapeake Utilities Corporation	2,545,625
		4,721,205
	HEALTH CARE FACILITIES & SERVICES - 8.3%
5,434	Chemed Corporation	2,488,500
23,762	Encompass Health Corporation	2,893,261
22,221	Ensign Group, Inc. (The)	3,817,123
14,517	Quest Diagnostics, Inc.	2,636,868
29,601	US Physical Therapy, Inc.	2,453,627
		14,289,379
	HEALTH CARE REIT - 1.0%
51,594	CareTrust REIT, Inc.	1,775,350

	HOTEL REIT - 1.6%
27,006	Ryman Hospitality Properties, Inc.	2,667,922

	INDUSTRIAL INTERMEDIATE PRODUCTS - 1.8%
8,353	Valmont Industries, Inc.	3,066,553

	INDUSTRIAL REIT - 1.4%
42,982	Terreno Realty Corporation	2,483,070

	INDUSTRIAL SUPPORT SERVICES - 2.0%
15,571	WESCO International, Inc.	3,423,129

	INSURANCE - 2.6%
4,460	Kinsale Capital Group, Inc.	2,040,227

COPELAND SMID CAP DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	INSURANCE - 2.6% (Continued)
8,840	Primerica, Inc.	$ 2,380,966
		4,421,193
	LEISURE FACILITIES & SERVICES - 6.1%
23,194	Churchill Downs, Inc.	2,405,914
5,758	Domino's Pizza, Inc.	2,638,891
49,470	Travel + Leisure Company	3,126,998
7,448	Wingstop, Inc.	2,443,838
		10,615,641
	LEISURE PRODUCTS - 1.3%
35,440	Brunswick Corporation	2,253,630

	MACHINERY - 2.7%
11,029	Nordson Corporation	2,482,518
10,329	Standex International Corporation	2,107,839
		4,590,357
	MEDICAL EQUIPMENT & DEVICES - 3.3%
30,087	LeMaitre Vascular, Inc.	2,869,247
11,921	STERIS PLC	2,921,360
		5,790,607
	METALS & MINING - 1.3%
12,895	Royal Gold, Inc.	2,315,684

	OIL & GAS PRODUCERS - 3.7%
23,681	DT Midstream, Inc.	2,467,087
50,362	Matador Resources Company	2,536,229
57,174	Northern Oil & Gas, Inc.	1,495,672
		6,498,988
	OIL & GAS SERVICES & EQUIPMENT - 0.7%
101,129	Atlas Energy Solutions, Inc.	1,184,221

	PUBLISHING & BROADCASTING - 3.1%
41,360	New York Times Company (The), Class A	2,474,982
14,517	Nexstar Media Group, Inc.	2,969,162
		5,444,144

COPELAND SMID CAP DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	REAL ESTATE SERVICES - 1.5%
12,895	FirstService Corporation	$ 2,594,474

	RETAIL - CONSUMER STAPLES - 2.8%
4,704	Casey's General Stores, Inc.	2,326,222
23,518	PriceSmart, Inc.	2,522,541
		4,848,763
	RETAIL - DISCRETIONARY - 1.6%
12,813	Dick's Sporting Goods, Inc.	2,726,606

	SEMICONDUCTORS - 4.1%
61,715	Kulicke & Soffa Industries, Inc.	2,314,313
54,417	Power Integrations, Inc.	2,454,206
16,301	Universal Display Corporation	2,259,156
		7,027,675
	SOFTWARE - 5.0%
50,362	Bentley Systems, Inc., Class B	2,802,645
93,748	Clear Secure, Inc., Class A	3,403,990
45,739	Concentrix Corporation	2,413,190
		8,619,825
	SPECIALTY FINANCE - 2.0%
57,174	Air Lease Corporation	3,442,447

	STEEL - 1.6%
9,164	Reliance, Inc.	2,709,428

	TECHNOLOGY SERVICES - 6.9%
24,248	Booz Allen Hamilton Holding Corporation	2,636,242
6,387	FactSet Research Systems, Inc.	2,384,395
15,420	Jack Henry & Associates, Inc.	2,517,469
8,029	Morningstar, Inc.	2,106,970
24,735	TransUnion	2,186,574
		11,831,650

COPELAND SMID CAP DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	TRANSPORTATION & LOGISTICS - 1.2%
15,733	Landstar System, Inc.	$ 2,081,948

	WHOLESALE - DISCRETIONARY - 1.3%
7,218	Pool Corporation	2,242,705

	TOTAL COMMON STOCKS (Cost $164,121,056)	170,182,182

	SHORT-TERM INVESTMENT — 1.6%
	MONEY MARKET FUND - 1.6%
2,811,633	Northern Institutional Treasury Portfolio, 4.12% (Cost $2,811,633)(a)	2,811,633

	TOTAL INVESTMENTS - 99.9% (Cost $166,932,689)	$ 172,993,815
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%	107,342
	NET ASSETS - 100.0%	$ 173,101,157

PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Rate disclosed is the seven day effective yield as of August 31, 2025.

COPELAND INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7%
	Australia - 6.0%
350	Breville Group Ltd.(a)	$ 7,696
732	Charter Hall Group(a)	11,203
2,968	Steadfast Group Ltd(a)	11,785
3,122	Ventia Services Group Pty Ltd.(a)	11,091
		41,775
	Belgium - 1.3%
110	Montea N.V.(a)	8,797

	Canada - 15.3%
225	Brookfield Infrastructure Corporation	9,060
138	BRP, Inc.	8,685
46	FirstService Corporation	9,261
173	Gildan Activewear, Inc.	9,445
141	Granite Real Estate Investment Trust	8,033
59	Mainstreet Equity Corporation	8,486
403	OR Royalties, Inc.	12,950
142	Stella-Jones, Inc.	8,088
77	TFI International, Inc.	7,295
326	TMX Group Ltd.	13,020
67	Toromont Industries Ltd.	7,005
151	Tourmaline Oil Corporation	6,412
		107,740
	France - 3.8%
55	Gaztransport Et Technigaz S.A.(a)	10,264
50	Nexans S.A.(a)	7,622
22	Virbac S.A.CA(a)	8,625
		26,511
	Germany - 4.1%
53	AlzChem Group A.G.(a)	8,991
87	Hensoldt AG(a)	9,017
85	Scout24 A.G. 144A(a),(b)	11,012
		29,020

COPELAND INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	Greece - 1.4%
436	OPAP S.A.(a)	$ 9,783

	Italy - 8.2%
163	Banca Generali SpA(a)	9,490
193	Interpump Group SpA(a)	9,170
533	Lottomatica Group Spa 144A(a),(b)	14,492
210	Recordati Industria Chimica e Farmaceutica SpA(a)	12,982
190	SOL SpA(a)	11,493
		57,627
	Japan - 28.4%
361	Aica Kogyo Company Ltd.(a)	9,276
559	Asahi Intecc Company Ltd.(a)	9,569
443	Asics Corporation(a)	11,908
1,375	Chiba Bank Ltd. (The)(a)	14,064
807	Hulic Company Ltd.(a)	8,656
548	Internet Initiative Japan, Inc.(a)	10,311
390	JCU Corporation(a)	11,257
850	Kotobuki Spirits Co Ltd(a)	10,482
237	Kurita Water Industries Ltd.(a)	8,019
53	Maruwa Company Ltd.(a)	14,300
465	MISUMI Group, Inc.(a)	7,052
1,166	Mitsubishi UFJ Lease & Finance Company Ltd.(a)	9,564
252	Nichias Corporation(a)	9,701
471	Nippon Gas Company Ltd.(a)	9,047
1,043	Nomura Real Estate Holdings, Inc.(a)	6,444
353	NSD Company Ltd.(a)	7,947
631	Rohto Pharmaceutical Company Ltd.(a)	10,745
662	Santen Pharmaceutical Company Ltd.(a)	7,014
610	SMS Company Ltd.(a)	6,508
834	USS Company Ltd.(a)	10,103
600	Yamaguchi Financial Group, Inc.(a)	7,174
		199,141
	Netherlands - 3.8%
150	Arcadis N.V.(a)	6,920

COPELAND INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	Netherlands - 3.8% (Continued)
52	Euronext N.V. 144A(a),(b)	$ 8,583
244	Technip Energies N.V.(a)	11,275
		26,778
	Norway - 1.4%
462	Borregaard ASA(a)	9,604

	Spain - 2.2%
79	Vidrala S.A.(a)	8,522
98	Viscofan S.A.(a)	6,864
		15,386
	Sweden - 6.5%
268	AddTech AB(a)	9,398
843	Bravida Holding A.B. 144A(a),(b)	8,262
250	Loomis A.B.(a)	11,084
516	Sweco A.B.(a)	8,710
819	Wihlborgs Fastigheter A.B.(a)	8,137
		45,591
	Switzerland - 1.6%
49	VZ Holding A.G.(a)	11,101

	United Kingdom - 14.6%
1,012	AJ Bell plc(a)	6,986
1,529	Breedon Group PLC(a)	7,597
1,338	Bytes Technology Group plc(a)	7,295
6,550	Coats Group plc(a)	6,793
150	Diploma plc(a)	10,948
264	Halma PLC(a)	11,736
322	Hill & Smith Holdings plc(a)	9,210
816	Hilton Food Group plc(a)	9,165
676	Howden Joinery Group plc(a)	7,648
1,001	Safestore Holdings PLC(a)	8,526
98	Spirax-Sarco Engineering plc(a)	9,661
1,680	Warpaint London plc(a)	7,229
		102,794

COPELAND INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	United States - 1.1%
133	Air Lease Corporation	$ 8,008

	TOTAL COMMON STOCKS (Cost $588,771)	699,656

	SHORT-TERM INVESTMENT — 2.1%
	MONEY MARKET FUND - 2.1%
14,518	Northern Institutional Treasury Portfolio, 4.12% (Cost $14,518)(c)	14,518

	TOTAL INVESTMENTS - 101.8% (Cost $603,289)	$ 714,174
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.8)%	(12,348)
	NET ASSETS - 100.0%	$ 701,826

LTD	- Limited Company
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme

(a)	The value of this security has been determined in good faith under policies of the Board of Trustees.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2025 the total market value of 144A securities is 42,349 or 6.0% of net assets.
(c)	Rate disclosed is the seven day effective yield as of August 31, 2025.